Credit facilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Short term loans banks	$ 2,487,357	$ 1,859,610
Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%	3.45%
Short term loans banks	$ 689,019	$ 427,497
Bankof China 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%
Short term loans banks	$ 413,411
Bankof Chengdu [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.60%	4.00%
Short term loans banks	$ 150,206	$ 155,324
Bankof Chengdu 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.60%	4.00%
Short term loans banks	$ 413,411	$ 427,497
Rural Commercial Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	4.00%	4.00%
Short term loans banks	$ 275,607	$ 284,998
Industrialand Commercial Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.45%	3.45%
Short term loans banks	$ 545,703	$ 564,294